Equity	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Equity
21.	EQUITY

a.	Capital stock

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Authorized shares (in millions)	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares (in millions)	25,930.3	25,932.1

Issued capital	$259,303.8	$259,320.7

The par value of issued common shares is NT$10 per share. A holder of common shares has one vote for each common share and is entitled to receive dividends.
The authorized shares include 500.0 million shares allocated for the exercise of employee stock options.
On March 1, 2022 and March 1, 2023, the Company issued employee restricted stock awards (RSAs) for its employees in a total of 1.4 and 2.1 million shares, respectively, with a par value of NT$10 per share. The aforementioned issuance of new shares was approved by the relevant authority and the registration has been completed.
During the first quarter of 2023, TSMC reclaimed 0.4 million employee restricted shares that were unvested. On May 9, 2023, TSMC’s Board of Directors resolved to cancel the aforementioned shares. Subsequently, TSMC completed the registration for share cancellation. Refer to Note 28 for information on RSAs.
On May 10, 2022, TSMC’s Board of Directors resolved to cancel 1.4 million treasury shares. Refer to Note 21 (e) for information.
As of December 31, 2023, TSMC’s total issued and outstanding ADSs were 1,063.1 million units, representing 5,315.5 million common shares.

b.	Capital surplus
The categories of uses and the sources of capital surplus based on regulations were as follows:

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital

Additional paid-in capital	$ 24,183.6	$ 24,406.8
From merger	22,803.3	22,803.3
From convertible bonds	8,892.4	8,892.4
From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	8,406.3	8,406.3
Donations - donated by shareholders	11.3	11.3

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

May only be used to offset a deficit

From share of changes in equities of subsidiaries	$4,229.9	$4,199.9
From share of changes in equities of associates	311.8	302.4
Donations - unclaimed dividend	53.7	70.1

May not be used for any purpose

Employee restricted shares	438.0	783.9

	$69,330.3	$69,876.4

If such capital surplus is distributed as transferred to share capital, it is limited to a certain percentage of the Company’s paid-in capital each year.

c.	Retained earnings and dividend policy
TSMC’s Articles of Incorporation provide that, earnings distribution may be made on a quarterly basis after the close of each quarter. Distribution of earnings by way of cash dividends should be approved by TSMC’s Board of Directors and reported to TSMC’s shareholders in its meeting. When allocating earnings, TSMC shall first estimate and reserve the taxes to be paid, offset its losses, set aside a legal capital reserve at 10% of the remaining earnings (until the accumulated legal capital reserve equals TSMC’s paid-in capital), then set aside a special capital reserve in accordance with relevant laws or regulations or as requested by the authorities in charge. Any balance left over shall be allocated according to relevant laws and TSMC’s Articles of Incorporation.
TSMC’s Articles of Incorporation also provide that profits of TSMC may be distributed by way of cash dividend and/or stock dividend. However, distribution of earnings shall be made preferably by way of cash dividend. Distribution of earnings may also be made by way of stock dividend, provided that the ratio for stock dividend shall not exceed 50% of the total distribution.
The legal capital reserve may be used to offset a deficit, or be distributed as dividends in cash or stocks for the portion in excess of 25% of the paid-in capital if the Company incurs no loss.
Pursuant to existing regulations, the Company is required to set aside an additional special capital reserve equivalent to the net debit balance of the other components of stockholders’ equity, such as the accumulated balance of the foreign currency translation reserve, the effectiveness of hedges of net investments in foreign operations, unrealized valuation gain or loss from fair value through other comprehensive income financial assets, gain or loss from changes in fair value of hedging instruments in cash flow hedges, etc. For the subsequent decrease in the deduction amount to stockholders’ equity, any special reserve appropriated may be reversed to the extent that the net debit balance reverses.

The appropriations of 2021, 2022 and 2023 quarterly earnings have been approved by TSMC’s Board of Directors in its meeting, respectively. The appropriations and cash dividends per share were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	of 2021	of 2021	of 2021	of 2021
	NT$	NT$	NT$	NT$

	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution date of TSMC’s Board of Directors in its meeting	June 9 , 2021	August 10 , 2021	November 9 , 2021	February 15 , 2022
Special capital reserve	$(6,287.0)	$10,201.2	$710.2	$3,304.3

Cash dividends to shareholders	$71,308.5	$71,308.5	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75	$2.75	$2.75

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	of 2022	of 2022	of 2022	of 2022
	NT$	NT$	NT$	NT$

	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution date of TSMC’s Board of Directors in its meeting	May 10 , 2022	August 9 , 2022	November 8 , 2022	February 14 , 2023
Special capital reserve	$(15,541.0)	$(12,002.8)	$(31,910.4)	$17,166.2

Cash dividends to shareholders	$71,308.5	$71,308.5	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75	$2.75	$2.75

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	of 2023	of 2023	of 2023	of 2023
	NT$	NT$	NT$	NT$

	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution date of TSMC’s Board of Directors in its meeting	May 9 , 2023	August 8 , 2023	November 14 , 2023	February 6 , 2024
Special capital reserve	$3,273.5	$(6,365.5)	$(17,228.4)	$28,020.8

Cash dividends to shareholders	$77,796.2	$77,796.2	$90,762.3	$90,762.2

Cash dividends per share (NT$)	$3.00	$3.00	$3.50	$3.50

The special capital reserve for 2023 is to be presented for approval in TSMC’s shareholders’ meeting to be held on June 4, 2024 (expected).
The quarterly cash dividends per share is affected by the subsequent number of outstanding ordinary shares, the information of the actual payout is available at the Market Observation Post System website.

d.	Others
Changes in others were as follows:

	Year Ended December 31, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(57,001.6)	$2,321.8	$-	$-	$(54,679.8)
Exchange differences arising on translation of foreign operations	(6,181.7)	-	-	-	(6,181.7)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	1,898.2	-	-	1,898.2
Debt instruments	-	(3,339.9)	-	-	(3,339.9)

	Year Ended December 31, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	$-	$(187.7)	$-	$-	$(187.7)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	-	(93.2)	-	-	(93.2)
Loss allowance adjustments from debt instruments	-	1.3	-	-	1.3
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	90.2	-	90.2
Transferred to initial carrying amount of hedged items	-	-	48.5	-	48.5
Share of other comprehensive income (loss) of associates	(120.0)	30.0	(14.7)	-	(104.7)
Income tax effect	-	(56.2)	(3.4)	-	(59.6)

Balance, end of year	$(63,303.3)	$574.3	$120.6	$-	$(62,608.4)

	Year Ended December 31, 2022
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(63,303.3)	$574.3	$120.6	$-	$(62,608.4)
Exchange differences arising on translation of foreign operations	51,009.7	-	-	-	51,009.7
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	(263.3)	-	-	(263.3)
Debt instruments	-	(10,513.7)	-	-	(10,513.7)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	-	(303.3)	-	-	(303.3)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	-	410.1	-	-	410.1
Loss allowance adjustments from debt instruments	-	0.9	-	-	0.9
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	1,329.2	-	1,329.2
Transferred to initial carrying amount of hedged items	-	-	(52.9)	-	(52.9)
Issuance of shares	-	-	-	(451.9)	(451.9)
Share-based payment expenses recognized	-	-	-	266.7	266.7
Share of other comprehensive income (loss) of associates	550.3	38.6	76.4	-	665.3
Income tax effect	-	-	6.0	-	6.0

Balance, end of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)

	Year Ended December 31, 2023
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)
Exchange differences arising on translation of foreign operations	(14,255.6)	-	-	-	(14,255.6)
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	618.2	-	-	-	618.2
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	1,953.0	-	-	1,953.0
Debt instruments	-	3,639.8	-	-	3,639.8
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	-	(151.9)	-	-	(151.9)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	-	473.9	-	-	473.9
Loss allowance adjustments from debt instruments	-	9.5	-	-	9.5
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	(34.8)	-	(34.8)
Transferred to initial carrying amount of hedged items	-	-	(45.2)	-	(45.2)
Issuance of shares	-	-	-	(586.0)	(586.0)
Share-based payment expenses recognized	-	-	-	477.7	477.7
Share of other comprehensive income (loss) of associates	63.9	32.2	(3.4)	-	92.7

Balance, end of year	$(25,316.8)	$(4,099.9)	$1,395.9	$(293.5)	$(28,314.3)

The aforementioned other equity includes the changes in other equities of TSMC and TSMC’s share of its subsidiaries and associates.

e.	Treasury stock
For TSMC’s shareholders’ interests, TSMC’s Board of Directors approved a share buyback program on February 15, 2022 to repurchase 1.4 million shares. TSMC has completed the aforementioned share buyback program during the first quarter of 2022. On May 10, 2022, TSMC’s Board of Directors resolved to cancel the 1.4 million shares. Subsequently, TSMC completed the registration for share cancellation.